Time charter revenues and net investment in direct financing lease (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Capital Leased Assets [Line Items]
2015	$ 39,930
2016	39,930
2017	39,930
2018	39,930
2019	39,930
Thereafter	592,460
Total	$ 792,110